Cover	Mar. 15, 2022	May 06, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Mar. 15, 2022
Entity Registrant Name		Xenia Hotels & Resorts, Inc.
Entity Central Index Key		0001616000
Amendment Flag		false
Entity Incorporation, State or Country Code		MD
Entity File Number		001-36594
Entity Tax Identification Number		20-0141677
Entity Address, Address Line One		200 S. Orange Avenue
Entity Address, Address Line Two		Suite 2700
Entity Address, City or Town		Orlando
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		32801
City Area Code		407
Local Phone Number		246-8100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock
Trading Symbol		XHR
Security Exchange Name		NYSE
Entity Emerging Growth Company		false